Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)			1 Months Ended			12 Months Ended
	Oct. 19, 2023	Jul. 19, 2023	Jul. 17, 2023	Jul. 27, 2021	Jul. 22, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 10, 2023	Oct. 20, 2023	Aug. 18, 2023	Aug. 07, 2023	Jul. 31, 2023	Apr. 30, 2023	Apr. 10, 2023
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Share price per share (in Dollars per share)				$ 10
Private placement warrants (in Shares)		5,893,333
Net proceeds				$ 345,000,000
Percentage of fair market value						80.00%
Public per share (in Dollars per share)						$ 10
Net tangible assets						$ 5,000,001
Business combination percentage						100.00%
Public shares redeem percentage						100.00%
Interest expenses						$ 100,000
Operating cash						469,000
Working capital						1,021,000
Loan proceeds						195,000
Aggregate principal amount						500,000
Working capital loans						$ 335,000	$ 0
Principal amount		$ 1,000,000
Price of per warrants (in Dollars per share)		$ 1.5
Borrowed amount										$ 280,000	$ 100,000
Ordinary shares, par value (in Dollars per share)						$ 10
Underwriting commissions waived						$ 4,830,000
Proceeds from (repayments of) short-term debt						499,500
Proceeds from the sale of restricted assets						180,870,897
Extraordinary General Meeting Held To Extend The Date By Which Business Combination Shall be Consummated [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Latest date before which business combination shall be consummated	Apr. 22, 2024
Per month contribution into the trust account	$ 258,970.53								$ 258,970.53
Per share amount to be contributed to the trust account									$ 0.015
Aggregate amount to be contributed to the trust account									$ 1,553,823.18
Proceeds from the sale of restricted assets						$ 180,900,000
Temporary equity redemption price per share						$ 10.49
Initial Public Offering [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares units (in Shares)					30,000,000
Share price per share (in Dollars per share)					$ 10
Gross proceeds					$ 300,000,000
Offering costs					28,300,000
Deferred underwriting commission			$ 12,075,000.000		10,500,000
Excess of fair value over price paid					11,100,000
Payment to offering cost						$ 25,000
Net proceeds						3,500,000
Underwriting commission			$ 9,960,000		$ 11,100,000
Over-Allotment [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds				45,000,000
Offering costs				2,500,000
Deferred underwriting commission				$ 1,600,000
Purchased additional shares (in Shares)				4,500,000
Offering costs were allocated to derivative warrant liabilities						$ 1,300,000
Investors purchased units (in Shares)						32,400,000
Private Placement Warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds						$ 9,500,000
Warrant shares (in Shares)		5,893,333
Warrant [Member] | Private Placement Warrant [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Sale of warrants units (in Shares)						6,333,333
Share price per share (in Dollars per share)						$ 1.5
Borrower purchased share (in Shares)				600,000
Warrant [Member] | Second Private Placement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds				$ 900,000
Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Public share percentage						20.00%
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Stock repurchase program, number of shares authorized to be repurchased						360,000
Temporary equity stock shares subject to redemption shares						17,235,298	17,235,298
Proceeds from the sale of restricted assets						$ 180,900,000
Temporary equity redemption price per share						$ 10.61	$ 10.14
Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Jack Leeney [Member] | Audit Committee [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock issuable												20,000
Compensation per quarter payable												$ 25,000
Class B Ordinary Shares [Member] | Andrew Lipsher [Member] | Compensation Committee [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock issuable												20,000
Compensation per quarter payable												$ 25,000
Class B Ordinary Shares [Member] | Mathew Schindel [Member] | Nomination and Remuneration Committee [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Common stock issuable												20,000
Compensation per quarter payable												$ 25,000
Sponsor [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Loan, held-in-portfolio, principal outstanding						$ 999,000		$ 1,000,000
Sponsor [Member] | Extension Note [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Aggregate principal amount									$ 1,553,823.18
Sponsor [Member] | Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Equivalent amount transfer of shares						$ 499,500
Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Business combination post transaction own percentage						50.00%
Working capital loans						$ 1,500,000
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Share price per share (in Dollars per share)						$ 10
Trust account price per share (in Dollars per share)						10
Series of Individually Immaterial Business Acquisitions [Member] | Transaction agreement [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Trust account price per share (in Dollars per share)						$ 10
One Energy Enterprises Inc [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Net proceeds						$ 20,000,000
Aggregate principal amount							$ 491,235						$ 1,000,000	$ 1,000,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage						99.00%
One Energy Enterprises Inc [Member] | Class A Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares units (in Shares)						150,700	150,700
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001							$ 447.41
One Energy Enterprises Inc [Member] | Class B Ordinary Shares [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Shares units (in Shares)						0	0
Ordinary shares, par value (in Dollars per share)						$ 0.0001	$ 0.0001